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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):  [ ]  is a restatement.
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        MHR Fund Management LLC
Address:     c/o Akin, Gump, Strauss, Hauer, & Feld, L.L.P.
             One Bryant Park
             New York, NY 10036

Form 13F File Number:     28-10786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Janet Yeung
Title:         Authorized Signatory


Signature, Place, and Date of Signing:


/s/ Janet Yeung                  New York, New York           February 14, 2013
--------------------------       ------------------           -----------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                  0
                                                           ----------

Form 13F Information Table Entry Total:                            10
                                                           ----------

Form 13F Information Table Value Total:                    $2,365,952
                                                           ----------
                                                           (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.             Form 13F File Number          Name
     -----           -----------------------       -------------

     NONE

                                                    MHR Fund Management LLC
                                                   Form 13F Information Table
                                                Quarter ended December 31, 2012

       COLUMN 1                COLUMN 2       COLUMN 3   COLUMN 4            COLUMN 5    COLUMN 6 COLUMN 7     COLUMN 8
                                                          VALUE       SHRS or   SH/  PUT/  INV/ OTHR       VOTING AUTHORITY
   NAME OF ISSUER            TITLE OF CLASS    CUSIP     (x$1000)     PRN AMT   PRN  CALL  DISC MNGRS     SOLE     SHARED  NONE
---------------------------  -------------- ---------  ----------   ----------  ---  ----  ---- -----  ----------  ------  ----
DYNAVAX TECHNOLOGIES CORP    COM            268158102  $    1,268      445,000  SH         SOLE           445,000
ENSCO PLC                    SHS CLASS A    G3157S106  $  393,093    6,631,128  SH         SOLE         6,631,128
HERCULES OFFSHORE INC        COM            427093109  $      334       54,146  SH         SOLE            54,146
KEY ENERGY SVCS INC          COM            492914106  $  121,447   17,474,343  SH         SOLE        17,474,343
LEAP WIRELESS INTL INC       COM NEW        521863308  $  156,500   23,533,869  SH         SOLE        23,533,869
LIONS GATE ENTMNT CORP       COM NEW        535919203  $  840,695   51,261,899  SH         SOLE        51,261,899
LORAL SPACE & COMMUNICATNS
INC                          COM            543881106  $  444,370    8,129,719  SH         SOLE         8,129,719
METROPCS COMMUNICATIONS INC  COM            591708102  $  145,319   14,619,575  SH         SOLE        14,619,575
NAVISTAR INTL CORP NEW       COM            63934E108  $  261,240   12,000,000  SH         SOLE        12,000,000
TIM PARTICIPACOES S A        SPONSORED ADR  88706P205  $    1,686       85,068  SH         SOLE            85,068

                             Total Fair Market Value   $2,365,952
                             (in thousands)

